Deferred Revenue (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Deferred Revenue Arrangement [Line Items]
Deferred revenue-current	$ 46,632		$ 21,049
Deferred revenue-noncurrent	3,544		6,762
Deferred revenue from customers [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue-current	31,503	[1]	14,915	[1]
Deferred revenue for system development services [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue-current	2,266	[2]	1,102	[2]
Deferred revenue-noncurrent	168	[2]	408	[2]
Deferred subsidy income [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue-current	11,503	[3]	4,093	[3]
Deferred revenue-noncurrent	495	[3]	3,059	[3]
Deferred license fee [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue-current	210	[4]	210	[4]
Deferred revenue-noncurrent	1,444	[4]	1,654	[4]
Deferred reimbursement of ADS depositary service [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue-current	1,150	[5]	729	[5]
Deferred revenue-noncurrent	$ 1,437	[5]	$ 1,641	[5]

[1]	Deferred revenue from customers mainly represents payments received from (1) advertising customers before the services were provided by the Group; and (2) game players before the in-game currency were consumed.
[2]	Deferred revenue for system development services represents payments received from third party customers in relation to the service to be provided by the Group which is subject to the customers' inspection and acceptance.
[3]	The Group received subsidies from the local government for web-security related research and development projects. The amount was deferred since the projects are subject to final inspection upon the completion.
[4]	Deferred license fee was related to the nonmonetary transaction as described in Note 9(ii).
[5]	Deferred reimbursement of ADS depositary service represents the cash received from the Bank of New York Mellon as reimbursement of its ADS depositary service, which will be recognized ratably over the ADS contract term.